Share capital, warrants and common share purchase options and redeemable common shares (Details Textual) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended
	Sep. 30, 2009	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Oct. 30, 2010 Warrant One [Member]	Oct. 30, 2010 Warrant Two [Member]	Sep. 30, 2009 Warrant Two [Member]
Stock Issued During Period Shares and Warrants For Services (in shares)							50,000	60,000	100,000
Stock Issued During Period Shares and Warrants For Services Per Share (in dollars per share)							$ 0.75	$ 1.00	$ 1.00
Warrants Expiration Date	Mar. 14, 2012
Stock Issued During Period, Value, Share-Based Compensation, Gross		$ 15,000	[1]	$ 108,000	[1]	$ 136,500

[1]	On April 2, 2008, the Company entered into a three year employment agreement with the Company's former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company's common share price on the date the common shares are granted.